Credit Quality of Financing Receivables and the Allowance for Doubtful Receivables (Tables)	12 Months Ended
Mar. 31, 2011
Notes to Financial Statements
Financing Receivables and Allowance for Doubtful Receivables

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	¥4,554	¥710	¥1,249	¥6,513
Collectively evaluated	5,973	1,062	1,236	8,271

Total : Allowance for doubtful receivables	¥10,527	¥1,772	¥2,485	¥14,784

Financing receivables:
Individually evaluated	72,080	1,105	4,112	77,297
Collectively evaluated	520,266	73,301	46,093	639,660

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Allowance for doubtful receivables:
Individually evaluated	$54,867	$8,555	$15,048	$78,470
Collectively evaluated	71,964	12,795	14,892	99,651

Total : Allowance for doubtful receivables	$126,831	$21,350	$29,940	$178,121

Financing receivables:
Individually evaluated	868,434	13,313	49,542	931,289
Collectively evaluated	6,268,265	883,145	555,337	7,706,747

Total : Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036

Age Analysis

	Millions of Yen
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	¥584,913	¥74,373	¥48,544	¥707,830
Overdue	7,433	33	1,661	9,127

Total : Financing receivables	¥592,346	¥74,406	¥50,205	¥716,957

	Thousands of U.S. Dollars
	March 31, 2011
	Lease receivables	Installment loans	Installment receivables and other	Total
Current	$7,047,145	$896,060	$584,867	$8,528,072
Overdue	89,554	398	20,012	109,964

Total: Financing receivables	$7,136,699	$896,458	$604,879	$8,638,036